Supplemental Cash Flow Information Details - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Supplemental Cash Flow [Line Items]
Cash and cash equivalents	$ 120,872	$ 76,705	$ 88,824	$ 54,917
Restricted cash – current (note 16)	4,686	2,341	3,071	2,153
Restricted cash – long-term (note 17)	3,437	3,437	3,437	3,437
Cash, cash equivalents and restricted cash	128,995	82,483	96,790	60,507
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	835	22,432
Cash and Cash Equivalents [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Cash and cash equivalents	0	0	1,121	0
Restricted Cash [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Restricted Cash and Cash Equivalents	$ 0	$ 0	$ 337	$ 0